Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550		56.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63%		May 15, 2017
Class A-2a Notes	$275,000,000.00	1.08%		March 15, 2019
Class A-2b Notes	$185,200,000.00	2.08660%	*	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.33%		October 15, 2020
Class A-4 Notes	$120,480,000.00	1.52%		August 15, 2021
Class B Notes	$39,510,000.00	1.85%		September 15, 2021
Class C Notes	$26,340,000.00	2.14%		October 15, 2022
Total	$1,316,830,000.00
		* One-month LIBOR + 0.31%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,348,204.15

Principal:
Principal Collections	$18,859,447.60
Prepayments in Full	$8,785,358.87
Liquidation Proceeds	$381,450.55
Recoveries	$209,012.96
Sub Total	$28,235,269.98
Collections	$29,583,474.13

Purchase Amounts:
Purchase Amounts Related to Principal	$159,959.09
Purchase Amounts Related to Interest	$677.11
Sub Total	$160,636.20

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,744,110.33

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	24
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$29,744,110.33
Servicing Fee	$497,757.03	$497,757.03	$0.00	$0.00	$29,246,353.30
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,246,353.30
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$29,246,353.30
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$29,246,353.30
Interest - Class A-3 Notes	$379,907.24	$379,907.24	$0.00	$0.00	$28,866,446.06
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$28,713,838.06
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,713,838.06
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$28,652,926.81
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,652,926.81
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$28,605,953.81
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,605,953.81
Regular Principal Payment	$26,128,507.50	$26,128,507.50	$0.00	$0.00	$2,477,446.31
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,477,446.31
Residual Released to Depositor	$0.00	$2,477,446.31	$0.00	$0.00	$0.00
Total		$29,744,110.33

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$26,128,507.50
Total					$26,128,507.50
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$26,128,507.50	$68.40	$379,907.24	$0.99	$26,508,414.74	$69.39
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$26,128,507.50	$19.84	$640,399.49	$0.49	$26,768,906.99	$20.33

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$342,773,452.38	0.8973127	$316,644,944.88	0.8289135
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$529,103,452.38	0.4018009	$502,974,944.88	0.3819589

Pool Information
Weighted Average APR	2.820%	2.818%
Weighted Average Remaining Term	37.16	36.32
Number of Receivables Outstanding	37,058	36,206
Pool Balance	$597,308,433.11	$568,691,267.93
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$557,298,069.95	$530,740,304.97
Pool Factor	0.4205514	0.4004027

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$8,530,369.02
Yield Supplement Overcollateralization Amount	$37,950,962.96
Targeted Overcollateralization Amount	$65,716,323.05
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$65,716,323.05

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	24
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		92	$430,949.07
(Recoveries)		107	$209,012.96
Net Loss for Current Collection Period			$221,936.11
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4459%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7960%
Second Prior Collection Period			0.5811%
Prior Collection Period			1.0399%
Current Collection Period			0.4568%
Four Month Average (Current and Prior Three Collection Periods)			0.7184%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,286	$10,482,340.99
(Cumulative Recoveries)			$1,146,527.77
Cumulative Net Loss for All Collection Periods			$9,335,813.22
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6573%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,585.45
Average Net Loss for Receivables that have experienced a Realized Loss			$4,083.91

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.34%	382	$7,614,408.06
61-90 Days Delinquent	0.17%	41	$953,288.32
91-120 Days Delinquent	0.02%	5	$111,472.61
Over 120 Days Delinquent	0.11%	31	$631,694.22
Total Delinquent Receivables	1.64%	459	$9,310,863.21

Repossession Inventory:
Repossessed in the Current Collection Period		39	$806,908.35
Total Repossessed Inventory		60	$1,353,580.69

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2381%
Prior Collection Period			0.2402%
Current Collection Period			0.2127%
Three Month Average			0.2303%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month Trigger
1-12 1.00%
13-24 1.75%
25-36 3.25%
37+ 5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2983%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	24

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer